Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 19, 2023	Feb. 01, 2023	Dec. 07, 2022	Aug. 02, 2022	Sep. 30, 2022	May 31, 2022	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
Related Party Transactions (Details) [Line Items]
Compensation expense						$ 53,200
Purchase shares (in Shares)		30,000	107,500	137,084	35,000
Share price (in Dollars per share)		$ 3.975			$ 3.59			$ 7.5
Expire year		3 years	3 years	3 years	5 years			2040 years
Options issued for services	$ 2,000,000						$ 75,030	$ 399,075
Percentage of Jet Services LDA	100.00%
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)			$ 3.53	$ 4.09
Options issued for services								85,995
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)			$ 3.88	$ 4.5
Options issued for services								$ 245,170
CEO [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)						11,667
Four Directors [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)						1,167
Pocono Coated Products LLC [Member]
Related Party Transactions (Details) [Line Items]
Purchase of materials									$ 7,862
Related party transaction, description								The Company also issued a note in the amount of $1,500,000 to Pocono Coated Products LLC. In October 2021, the related party note payable was repaid. See Note 5 for further discussion.